U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street

Milwaukee, WI 53202

May 3, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Rochdale Investment Trust (the “Trust”)
File Nos.: 333-47415 and 811-08685

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 1, 2006 and filed electronically as Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely yours,

/s/ Rachel Lohrey

Rachel Lohrey
On behalf of U.S. Bancorp Fund Services, LLC